Fresh Start Accounting - Property, Plant, and Equipment, Net (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 01, 2019	Dec. 31, 2018	Aug. 31, 2019
Successor Company
Leasehold improvements	$ 353
Computer systems and software	39,320
Furniture and fixtures	1,278
Property and equipment, gross	40,951
Accumulated depreciation	0
Property and equipment, net	$ 40,951
Predecessor Company
Leasehold improvements			$ 771
Computer systems and software			83,238
Furniture and fixtures			2,009
Property and equipment, gross			86,018
Accumulated depreciation			(48,875)
Property and equipment, net			$ 37,143
Leasehold improvements
Estimated Useful Life
Estimated Useful Life	9 years	15 years
Computer systems and software | Minimum
Estimated Useful Life
Estimated Useful Life	2 years
Computer systems and software | Maximum
Estimated Useful Life
Estimated Useful Life	4 years
Furniture and fixtures
Estimated Useful Life
Estimated Useful Life	5 years
Furniture and fixtures | Minimum
Estimated Useful Life
Estimated Useful Life		5 years
Furniture and fixtures | Maximum
Estimated Useful Life
Estimated Useful Life		7 years